Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of other intangible assets
Acquisition Date Fair Value	$ 36,700	$ 36,700
Accumulated Amortization	(23,935)	(13,793)
Carrying Value	12,765	22,907	14,569
Project backlog [Member]
Summary of other intangible assets
Acquisition Date Fair Value	16,459	16,459
Accumulated Amortization	(15,764)	(8,657)
Carrying Value	695	7,802
Customer contracts and related relationships [Member]
Summary of other intangible assets
Acquisition Date Fair Value	15,460	15,460
Accumulated Amortization	(4,030)	(2,260)
Carrying Value	11,430	13,200
Non-compete agreements [Member]
Summary of other intangible assets
Acquisition Date Fair Value	3,671	3,671
Accumulated Amortization	(3,233)	(2,427)
Carrying Value	438	1,244
Trademark/trade name [Member]
Summary of other intangible assets
Acquisition Date Fair Value	1,110	1,110
Accumulated Amortization	(908)	(449)
Carrying Value	$ 202	$ 661